Commitments and contingencies: Future payments (Details) $ in Thousands	Dec. 31, 2020 MXN ($)
Commitments:
Minimum lease payments payable under non-cancellable operating lease	$ 24,848
2019
Commitments:
Minimum lease payments payable under non-cancellable operating lease	5,626
Later than one year
Commitments:
Minimum lease payments payable under non-cancellable operating lease	$ 19,222